Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation [Line Items]
Statutory tax rate remaining profits		25.00%	25.00%	25.00%
Retained earnings (in Yuan Renminbi)			¥ (4,649,428)		¥ (4,618,595)	$ (632,745)
Consideration of subsidiary (in Yuan Renminbi)								¥ 141,500
Deferred income tax (in Yuan Renminbi)			390,721	¥ 384,382	383,153		¥ 324,682
Net operating losses carry forwards (in Yuan Renminbi)					517,215
Unrecognized tax benefits (in Yuan Renminbi)			28,654	¥ 30,772	21,176		¥ 28,575
HNTE
Taxation [Line Items]
Statutory tax rate remaining profits	15.00%
Percentage of income tax rate		15.00%
Minimum [Member] | HNTE
Taxation [Line Items]
Income tax rate				15.00%
Maximum [Member] | HNTE
Taxation [Line Items]
Income tax rate				25.00%
HONG KONG [Member]
Taxation [Line Items]
Statutory tax rate remaining profits		16.50%
Amount of assessable profits under lowered tax rate (in Dollars) | $		$ 2,000
Statutory tax rate		8.25%
Statutory tax rate remaining profits		16.50%
China [Member]
Taxation [Line Items]
Statutory tax rate remaining profits		25.00%
Statutory tax rate		25.00%
Percentage of income tax rate		25.00%
Withholding tax		10.00%
Retained earnings (in Yuan Renminbi)
PRC [Member]
Taxation [Line Items]
Statutory tax rate remaining profits		25.00%
Expire December 31, 2024 [Member]
Taxation [Line Items]
Net operating losses carry forwards (in Yuan Renminbi)					13,277
Expire December 31, 2025 [Member]
Taxation [Line Items]
Net operating losses carry forwards (in Yuan Renminbi)					233,966
Expire December 31, 2026 [Member]
Taxation [Line Items]
Net operating losses carry forwards (in Yuan Renminbi)					112,748
Expire December 31, 2027 [Member]
Taxation [Line Items]
Net operating losses carry forwards (in Yuan Renminbi)					105,349
Expire December 31, 2028 [Member]
Taxation [Line Items]
Net operating losses carry forwards (in Yuan Renminbi)					51,876
Tax Examinations Computational Errors [Member]
Taxation [Line Items]
Statute of limitations		3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount [Member]
Taxation [Line Items]
Statute of limitations		5 years
Underpayment of taxes (in Yuan Renminbi)					¥ 100
Tax Examinations Transfer Pricing Issues [Member]
Taxation [Line Items]
Statute of limitations		10 years
Tax Examinations Tax Evasion [Member]
Taxation [Line Items]
Statute of limitations